Impairment (Tables)	6 Months Ended
Jun. 30, 2025
Impairment
Schedule of statement of income

Statement of income	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Impairment (losses) reversals	(240)	46	(190)	37
Exploratory assets	(208)	−	−	−
Impairment of equity-accounted investments	3	18	3	1
Net effect within the statement of income	(445)	64	(187)	38
Losses	(454)	(6)	(190)	(1)
Reversals	9	70	3	39

Schedule of statement of financial position

Statement of financial position	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Property, plant and equipment	(226)	50	(133)	37
Intangible assets	(165)	−	−	−
Assets classified as held for sale	(57)	8	(57)	−
Investments	3	6	3	1
Net effect within the statement of financial position	(445)	64	(187)	38